Equity Transactions with Non-controlling Interests	12 Months Ended
Dec. 31, 2019
Disclosure Of Equity Transactions With Non Controlling Interests [Abstract]
Equity Transactions with Non-controlling Interests

22.EQUITY TRANSACTIONS WITH NON-CONTROLLING INTERESTS

On October 15, 2019, the subsidiary, Jaguahr Therapeutics Pte. Ltd., issued new shares to raise more capital, and the Company did not participate in the capital increase of this round, reducing its continuing interest from 100% to 55%.

The above transaction were accounted for as equity transactions, since the Company did not cease to have control over the subsidiary.

For the Year Ended December 31 2019
Cash consideration received	$2,500,000
The proportionate share of the carrying amount of the net assets of the subsidiary transferred from non-controlling interests	(1,123,651)
Difference recognized from equity transaction	$1,376,349

For the Year Ended December 31 2019
Line item adjusted for equity transaction
Capital surplus - changes in percentage of ownership interests in subsidiary	$1,376,349